Note 19 Effective tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective tax rate [Line Items]
Profit (loss) before tax	€ 10,356	€ 7,247	€ 5,248
Tax expense (income)	€ 3,529	€ 1,909	€ 1,459
Percentage effective tax rate	34.10%	26.30%	27.80%
Consolidated tax group in Spain [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	€ 2,222	€ 655	€ 259
Other Spanish entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	(462)	5	7
Foreign entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	€ 8,596	€ 6,587	€ 4,982